MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Proceeds from maturity of available for sale marketable securities	$ 304,896	$ 243,361
Proceeds from sales of available-for sale marketable securities	494	3,036	$ 2,502
Realized losses	$ 6	$ 1